Financial instruments and financial risk management (Details Narrative) € in Thousands, $ in Thousands		1 Months Ended							12 Months Ended
	Jul. 07, 2020 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Feb. 28, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Transaction costs	$ 1,420	$ 55,905			$ 55,905	$ 55,905	$ 55,905	$ 55,905	$ 3,221	$ 2,767		$ 795
Foreign exchange risk, description									The Company is exposed to foreign exchange risk due to its investments in foreign operations whose functional currency is the Euro. As of December 31, 2021, if the US dollar had increased or decreased by 10% against the Euro
Foreign exchange risk exposure									$ 300	110		$ 841
Germany [Member]
IfrsStatementLineItems [Line Items]
Proceeds from cash received										6,109	€ 5,000
Germany [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Proceeds from cash received			$ 1,209	€ 1,000
Trade and Other Current Receivables [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables									932	1,245
Trade and Other Current Receivables [Member] | Credit risk [member] | Financial assets past due but not impaired [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables									$ 55	$ 55